UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-01597

STEWARD FUNDS, INC.
(Exact name of registrant as specified in charter)

3700 W. SAM HOUSTON PKWAY SOUTH, SUITE 250, HOUSTON, TX	77042
(Address of principal executive offices)	(Zip code)

CITI FUND SERVICES OHIO, INC., 3435 STELZER ROAD, COLUMBUS, OH	43219
(Name and address of agent for service)

Registrant’s telephone number, including area code:	800-262-6631

Date of fiscal year end:      April 30

Date of reporting period:      January 31, 2012

Item 1. Schedule of Investments.

STEWARD FUNDS

SCHEDULE OF PORTFOLIO INVESTMENTS - January 31, 2012 (Unaudited)

Steward Large Cap Enhanced Index Fund

	Shares	Value
COMMON STOCKS (99.8%)

AEROSPACE & DEFENSE (2.3%)
General Dynamics Corp.	3,480	$240,677
Goodrich Corp.	2,280	284,430
Honeywell International, Inc.	6,970	404,539
L-3 Communications Holdings, Inc.	5,930	419,488
Lockheed Martin Corp.	5,370	442,059
Northrop Grumman Corp.	7,760	450,468
Precision Castparts Corp.	1,190	194,779
Raytheon Co.	3,610	173,244
Rockwell Collins, Inc.	1,360	78,730
The Boeing Co.	6,518	483,505
United Technologies Corp.	8,020	628,367
		3,800,286
AIR FREIGHT & LOGISTICS (0.9%)
C.H. Robinson Worldwide, Inc.	4,710	324,236
Expeditors International of Washington, Inc.	1,600	71,440
FedEx Corp.	2,630	240,619
United Parcel Service, Inc., Class B	10,790	816,264
		1,452,559
AIRLINES (0.2%)
Southwest Airlines Co.	40,010	383,296
AUTO COMPONENTS (0.6%)
BorgWarner, Inc.(a)	670	50,002
Goodyear Tire & Rubber Co.(a)	10,940	142,220
Johnson Controls, Inc.	10,370	329,455
O'Reilly Automotive, Inc.(a)	5,910	481,724
		1,003,401
AUTOMOBILES (0.5%)
Ford Motor Co.	55,980	695,272
Harley-Davidson, Inc.	2,060	91,031
		786,303
BEVERAGES (1.9%)
Coca-Cola Co.	24,020	1,622,070
Coca-Cola Enterprises, Inc.	4,510	120,823
Dr Pepper Snapple Group, Inc.	2,900	112,578
PepsiCo, Inc.	19,331	1,269,467
		3,124,938
BIOTECHNOLOGY (2.0%)
Amgen, Inc.	12,650	859,061
Biogen Idec, Inc.(a)	5,690	670,965
Celgene Corp.(a)	10,680	776,436
Gilead Sciences, Inc.(a)	16,400	800,976
PerkinElmer, Inc.	6,970	167,141
		3,274,579
BUILDING PRODUCTS (0.0%)
Masco Corp.	3,810	45,987
CAPITAL MARKETS (2.6%)
Ameriprise Financial, Inc.	5,586	299,130
Bank of New York Mellon Corp.	23,431	471,666
BlackRock, Inc.	2,004	364,728
Charles Schwab Corp.	8,460	98,559
E*TRADE Financial Corp.(a)	32,938	269,762
Federated Investors, Inc., Class B	1,180	20,154
Franklin Resources, Inc.	3,600	381,960
Goldman Sachs Group, Inc.	7,525	838,812
Legg Mason, Inc.	10,110	257,502
Morgan Stanley	42,180	786,657
Northern Trust Corp.	2,150	88,601
State Street Corp.	4,377	171,491
T. Rowe Price Group, Inc.	4,540	262,594
		4,311,616
CHEMICALS (2.4%)
Air Products & Chemicals, Inc.	2,190	192,786
Airgas, Inc.	810	63,933
CF Industries Holdings, Inc.	1,790	317,510
Dow Chemical Co.	14,810	496,283
E.I. du Pont de Nemours & Co.	8,770	446,305
Ecolab, Inc.	6,190	374,124
FMC Corp.	3,200	296,576
International Flavors & Fragrances, Inc.	4,880	272,353
Monsanto Co.	6,410	525,940
PPG Industries, Inc.	3,720	333,238
Praxair, Inc.	4,280	454,536
The Mosaic Co.	2,680	150,000
		3,923,584
COMMERCIAL BANKS (2.7%)
BB&T Corp.	11,990	326,008
Comerica, Inc.	7,550	208,908
Fifth Third Bancorp	20,900	271,909
First Horizon National Corp.	13,172	114,992
Huntington Bancshares, Inc.	25,160	143,664
KeyCorp	36,480	283,450
M&T Bank Corp.	1,280	102,067
PNC Financial Services Group, Inc.	7,764	457,455
Regions Financial Corp.	47,872	249,892
SunTrust Banks, Inc.	20,050	412,428
U.S. Bancorp	16,830	474,943
Wells Fargo & Co.	48,758	1,424,221
Zions Bancorp	1,310	22,060
		4,491,997
COMMERCIAL SERVICES & SUPPLIES (2.1%)
Avery Dennison Corp.	10,730	291,319
Cintas Corp.	1,360	50,388
Equifax, Inc.	1,670	65,080
Iron Mountain, Inc.	2,110	65,030
Leucadia National Corp.	10,080	279,821
Moody's Corp.	2,130	79,300
Pitney Bowes, Inc.	3,170	60,135
R.R. Donnelley & Sons Co.	26,550	301,608
Republic Services, Inc., Class A	3,796	111,147
Robert Half International, Inc.	1,250	34,613
SAIC, Inc.(a)	23,940	307,868
Stericycle, Inc.(a)	5,630	473,033
The Dun & Bradstreet Corp.	3,350	277,413
Total System Services, Inc.	3,041	65,199
Visa, Inc., Class A	8,540	859,466
Waste Management, Inc.	5,980	207,865
		3,529,285
COMMUNICATIONS EQUIPMENT (1.9%)
Cisco Systems, Inc.	46,870	920,058
Corning, Inc.	21,720	279,536
F5 Networks, Inc.(a)	3,930	470,578
Harris Corp.	5,040	206,640
JDS Uniphase Corp.(a)	2,130	27,030
Juniper Networks, Inc.(a)	4,640	97,115
QUALCOMM, Inc.	18,570	1,092,288
		3,093,245

See notes to Schedules of Portfolio Investments.

STEWARD FUNDS

SCHEDULE OF PORTFOLIO INVESTMENTS - January 31, 2012 (Unaudited)

Steward Large Cap Enhanced Index Fund

	Shares	Value
COMPUTERS & PERIPHERALS (5.6%)
Apple Computer, Inc.(a)	8,757	$3,997,395
Dell, Inc.(a)	21,500	370,445
EMC Corp.(a)	18,290	471,150
Hewlett-Packard Co.	26,310	736,154
International Business Machines Corp.	10,962	2,111,281
Lexmark International, Inc., Class A	5,600	195,440
NetApp, Inc.(a)	9,240	348,718
SanDisk Corp.(a)	7,850	360,158
Teradata Corp.(a)	5,610	300,472
Western Digital Corp.(a)	9,020	327,877
		9,219,090
CONSTRUCTION & ENGINEERING (0.1%)
Fluor Corp.	1,320	74,237
Quanta Services, Inc.(a)	1,660	35,856
		110,093
CONSTRUCTION MATERIALS (0.0%)
Vulcan Materials Co.	763	33,465
CONSUMER FINANCE (0.8%)
American Express Co.	8,950	448,753
Capital One Financial Corp.	10,688	488,976
Discover Financial Services	5,180	140,792
SLM Corp.	13,470	201,377
		1,279,898
CONTAINERS & PACKAGING (0.4%)
Ball Corp.	1,870	73,416
Bemis Co., Inc.	4,720	147,736
Owens-Illinois, Inc.(a)	10,200	245,310
Sealed Air Corp.	13,820	275,433
		741,895
DISTRIBUTORS (0.1%)
Expedia, Inc.	1,045	33,827
Genuine Parts Co.	1,420	90,567
		124,394
DIVERSIFIED CONSUMER SERVICES (0.5%)
Apollo Group, Inc., Class A(a)	8,450	442,864
DeVry, Inc.	9,830	371,181
H&R Block, Inc.	3,150	51,534
		865,579
DIVERSIFIED FINANCIAL SERVICES (3.3%)
Bank of America Corp.	148,109	1,056,017
Citigroup, Inc.	40,060	1,230,643
CME Group, Inc.	1,003	240,229
IntercontinentalExchange, Inc.(a)	3,650	417,852
Invesco Ltd.	4,390	99,082
JP Morgan Chase & Co.	41,584	1,551,083
MasterCard, Inc., Class A	1,639	582,779
NYSE Euronext	6,530	173,437
The NASDAQ OMX Group, Inc.(a)	6,920	171,478
		5,522,600
DIVERSIFIED TELECOMMUNICATION SERVICES (1.9%)
AT&T, Inc.	53,057	1,560,406
CenturyLink, Inc.	8,834	327,123
Frontier Communications Corp.	24,020	102,806
Verizon Communications, Inc.	26,190	986,316
Windstream Corp.	7,334	88,521
		3,065,172
ELECTRIC UTILITIES (1.4%)
American Electric Power Co., Inc.	5,770	228,261
Edison International	8,110	332,834
Entergy Corp.	2,250	156,105
Exelon Corp.	6,660	264,935
FirstEnergy Corp.	4,839	204,303
Northeast Utilities	2,840	98,690
Pepco Holdings, Inc.	15,060	296,080
Pinnacle West Capital Corp.	1,410	66,637
PPL Corp.	5,760	160,070
Progress Energy, Inc.	3,640	197,761
Southern Co.	8,170	372,225
		2,377,901
ELECTRICAL EQUIPMENT (0.5%)
Cooper Industries PLC	1,170	69,170
Emerson Electric Co.	6,250	321,125
Rockwell Automation, Inc.	2,950	229,717
Roper Industries, Inc.	2,410	225,070
		845,082
ELECTRONIC EQUIPMENT & INSTRUMENTS (0.9%)
Agilent Technologies, Inc.(a)	3,610	153,317
Amphenol Corp., Class A	5,460	297,188
FLIR Systems, Inc.	1,590	40,942
Jabil Circuit, Inc.	19,950	452,067
Molex, Inc.	1,180	31,199
Stanely Black & Decker, Inc.	1,252	87,865
TE Connectivity Ltd.	3,540	120,714
Waters Corp.(a)	4,080	353,206
		1,536,498
ENERGY EQUIPMENT & SERVICES (2.2%)
Baker Hughes, Inc.	3,749	184,188
Cameron International Corp.(a)	5,580	296,856
Diamond Offshore Drilling, Inc.	4,570	284,711
First Solar, Inc.(a)	10,130	428,296
FMC Technologies, Inc.(a)	2,270	116,020
Halliburton Co.	8,000	294,240
Helmerich & Payne, Inc.	4,020	248,074
Nabors Industries Ltd.(a)	7,950	148,029
National-Oilwell Varco, Inc.	3,666	271,211
NextEra Energy, Inc.	4,440	265,734
Rowan Cos., Inc.(a)	1,340	45,573
Schlumberger Ltd.	13,269	997,431
		3,580,363
FOOD & STAPLES RETAILING (2.4%)
Costco Wholesale Corp.	4,050	333,194
CVS Corp.	17,005	709,959
Safeway, Inc.	24,140	530,597
SUPERVALU, Inc.	4,800	33,168
SYSCO Corp.	11,440	344,458
The Kroger Co.	20,640	490,406
Wal-Mart Stores, Inc.	15,980	980,533
Walgreen Co.	13,710	457,366
Whole Foods Market, Inc.	1,630	120,669
		4,000,350
FOOD PRODUCTS (2.8%)
Archer-Daniels-Midland Co.	24,520	702,008
Campbell Soup Co.	3,660	116,022
ConAgra Foods, Inc.	6,650	177,356
Dean Foods Co.(a)	43,440	467,414
General Mills, Inc.	7,800	310,674
H.J. Heinz Co.	4,690	243,176
Hormel Foods Corp.	3,240	93,247
J.M. Smucker Co.	1,560	122,897
Kellogg Co.	6,310	312,471
Kraft Foods, Inc., Class A	17,600	674,080

See notes to Schedules of Portfolio Investments.

STEWARD FUNDS

SCHEDULE OF PORTFOLIO INVESTMENTS - January 31, 2012 (Unaudited)

Steward Large Cap Enhanced Index Fund

	Shares	Value
McCormick & Co., Inc.	2,410	$121,801
Mead Johnson Nutrition Co., Class A	4,820	357,114
Sara Lee Corp.	7,840	150,136
The Hershey Co.	5,570	340,216
Tyson Foods, Inc., Class A	27,470	512,041
		4,700,653
GAS UTILITIES (0.3%)
AGL Resources, Inc.	2,359	97,922
ONEOK, Inc.	1,140	94,802
Spectra Energy Corp.	8,563	269,649
		462,373
HEALTH CARE EQUIPMENT & SUPPLIES (2.9%)
Baxter International, Inc.	10,450	579,766
Boston Scientific Corp.(a)	24,987	148,923
C.R. Bard, Inc.	4,750	439,470
CareFusion Corp.(a)	4,610	110,410
Covidien PLC	5,690	293,035
DENTSPLY International, Inc.	2,960	111,710
Edwards Lifesciences Corp.(a)	5,160	426,577
Hospira, Inc.(a)	2,090	72,021
Intuitive Surgical, Inc.(a)	1,178	541,774
Medtronic, Inc.	11,310	436,227
St. Jude Medical, Inc.	9,000	375,390
Stryker Corp.	8,340	462,286
Varian Medical Systems, Inc.(a)	5,600	368,872
Zimmer Holdings, Inc.(a)	6,330	384,547
		4,751,008
HEALTH CARE PROVIDERS & SERVICES (3.8%)
Aetna, Inc.	4,540	198,398
AmerisourceBergen Corp.	12,860	501,154
Cardinal Health, Inc.	13,630	586,499
CIGNA Corp.	7,820	350,571
Coventry Health Care, Inc.(a)	12,936	388,986
DaVita, Inc.(a)	4,190	342,784
Express Scripts, Inc.(a)	12,106	619,343
Humana, Inc.	1,960	174,479
Laboratory Corp. of America Holdings(a)	4,810	439,586
McKesson Corp.	6,770	553,244
Medco Health Solutions, Inc.(a)	10,500	651,210
Patterson Cos., Inc.	3,290	105,971
Quest Diagnostics, Inc.	5,900	342,672
UnitedHealth Group, Inc.	15,674	811,756
WellPoint, Inc.	3,810	245,059
		6,311,712
HOTELS, RESTAURANTS & LEISURE (1.8%)
Chipotle Mexican Grill, Inc.(a)	1,314	482,619
Darden Restaurants, Inc.	1,530	70,181
Marriott International, Inc., Class A	3,144	108,311
McDonald's Corp.	11,240	1,113,322
Starbucks Corp.	9,570	458,690
Starwood Hotels & Resorts Worldwide, Inc.	1,950	105,768
Wyndham Worldwide Corp.	1,740	69,182
YUM! Brands, Inc.	7,950	503,474
		2,911,547
HOUSEHOLD DURABLES (0.7%)
D. R. Horton, Inc.	2,616	36,415
Harman International Industries, Inc.	524	22,113
Jacobs Engineering Group, Inc.(a)	5,110	228,723
Leggett & Platt, Inc.	1,820	39,057
Lennar Corp., Class A	1,240	26,648
Newell Rubbermaid, Inc.	3,770	69,632
Pulte Group, Inc.(a)	3,115	23,207
Snap-on, Inc.	330	18,648
Whirlpool Corp.	12,623	685,681
		1,150,124
HOUSEHOLD PRODUCTS (1.7%)
Clorox Co.	2,220	152,425
Colgate-Palmolive Co.	7,230	655,906
Kimberly-Clark Corp.	7,230	517,379
Procter & Gamble Co.	24,811	1,564,085
		2,889,795
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS (0.4%)
Constellation Energy Group	2,430	88,525
NRG Energy, Inc.(a)	27,400	462,512
The AES Corp.(a)	8,240	105,142
		656,179
INDUSTRIAL CONGLOMERATES (1.6%)
3M Co.	6,524	565,696
General Electric Co.	90,550	1,694,190
Textron, Inc.	7,300	186,004
Tyco International Ltd.	4,310	219,595
		2,665,485
INSURANCE (6.2%)
ACE Ltd.	6,460	449,616
AFLAC, Inc.	10,010	482,782
American International Group, Inc.(a)	34,454	865,140
Aon Corp.	2,990	144,806
Assurant, Inc.	9,910	392,436
Berkshire Hathaway, Inc., Class B(a)	15,440	1,210,033
Chubb Corp.	3,520	237,283
Cincinnati Financial Corp.	7,642	249,741
Genworth Financial, Inc., Class A(a)	88,190	679,945
Hartford Financial Services Group, Inc.	38,250	670,140
Lincoln National Corp.	26,676	574,601
Loews Corp.	6,400	238,784
Marsh & McLennan Cos., Inc.	5,410	170,902
MetLife, Inc.	23,710	837,674
Principal Financial Group, Inc.	13,530	369,504
Progressive Corp.	7,470	151,492
Prudential Financial, Inc.	11,645	666,560
The Allstate Corp.	19,530	563,440
The Travelers Cos., Inc.	4,360	254,188
Torchmark Corp.	4,475	204,373
Unum Group	18,630	425,323
XL Group PLC	19,510	395,468
		10,234,231
INTERNET & CATALOG RETAIL (0.5%)
Netflix, Inc.(a)	5,898	708,940
TripAdvisor, Inc.(a)	1,045	34,391
		743,331
INTERNET SOFTWARE & SERVICES (2.4%)
Akamai Technologies, Inc.(a)	6,480	208,980
Amazon.com, Inc.(a)	4,889	950,617
Google, Inc., Class A(a)	2,699	1,565,717
Priceline.com, Inc.(a)	1,152	609,961
Salesforce.com, Inc.(a)	4,060	474,208
VeriSign, Inc.	1,930	71,526
Yahoo!, Inc.(a)	10,180	157,484
		4,038,493
IT SERVICES (1.9%)
Accenture PLC, Class A	5,790	331,999
Automatic Data Processing, Inc.	8,360	457,961

See notes to Schedules of Portfolio Investments.

STEWARD FUNDS

SCHEDULE OF PORTFOLIO INVESTMENTS - January 31, 2012 (Unaudited)

Steward Large Cap Enhanced Index Fund

	Shares	Value
Cerner Corp.(a)	4,510	$274,614
Cognizant Technology Solutions Corp., Class A(a)	8,160	585,480
Computer Sciences Corp.	30,760	794,531
Fidelity National Information Services, Inc.	2,836	80,996
Fiserv, Inc.(a)	4,760	299,356
Paychex, Inc.	4,290	135,135
Western Union Co.	6,350	121,285
		3,081,357
LEISURE EQUIPMENT & PRODUCTS (0.1%)
Hasbro, Inc.	1,230	42,939
Mattel, Inc.	3,770	116,870
		159,809
LIFE SCIENCES TOOLS AND SERVICES (0.1%)
Thermo Fisher Scientific, Inc.(a)	4,320	228,528
MACHINERY (1.9%)
Caterpillar, Inc.	5,530	603,433
Cummins, Inc.	1,520	158,080
Danaher Corp.	5,610	294,581
Deere & Co.	6,222	536,025
Dover Corp.	1,590	100,822
Eaton Corp.	2,910	142,677
Flowserve Corp.	380	41,865
Illinois Tool Works, Inc.	4,520	239,696
Ingersoll-Rand PLC	6,600	230,604
Joy Global, Inc.	2,500	226,725
PACCAR, Inc.	3,125	138,125
Pall Corp.	3,820	227,978
Parker Hannifin Corp.	1,195	96,413
Xylem, Inc.	1,490	38,606
		3,075,630
MARINE (0.1%)
Carnival Corp.	5,240	158,248
MEDIA (1.8%)
Cablevision Systems Corp., Class A	4,780	69,549
CBS Corp., Class B	7,150	203,632
Discovery Communications, Inc., Class A(a)	11,350	486,688
Gannett Co., Inc.	24,860	352,266
Interpublic Group of Cos., Inc.	5,480	56,608
McGraw Hill Cos., Inc.	3,130	143,980
Omnicom Group, Inc.	2,930	133,637
Scripps Networks Interactive, Class A	8,010	347,314
The Walt Disney Co.	16,730	650,797
The Washington Post Co., Class B	774	293,122
Time Warner Cable, Inc.	3,870	285,296
		3,022,889
METALS & MINING (1.5%)
Alcoa, Inc.	40,860	415,137
Allegheny Technologies, Inc.	730	33,135
Cliffs Natural Resources, Inc.	5,080	367,030
Freeport-McMoRan Copper & Gold, Inc., Class B	8,168	377,443
Newmont Mining Corp.	11,410	701,487
Nucor Corp.	2,720	121,013
SunCoke Energy, Inc.(a)	5,909	79,358
Titanium Metals Corp.	730	11,227
United States Steel Corp.	10,620	320,618
		2,426,448
MULTI-UTILITIES (1.6%)
Ameren Corp.	3,850	121,814
CenterPoint Energy, Inc.	7,160	132,245
CMS Energy Corp.	5,180	113,079
Consolidated Edison, Inc.	3,410	201,054
Dominion Resources, Inc.	5,964	298,439
DTE Energy Co.	4,540	241,573
Duke Energy Corp.	14,836	316,155
Integrys Energy Group, Inc.	3,898	202,345
NiSource, Inc.	5,230	118,878
PG&E Corp.	4,070	165,486
Public Service Enterprise Group, Inc.	5,236	158,860
SCANA Corp.	2,350	105,351
Sempra Energy	3,230	183,787
TECO Energy, Inc.	4,460	80,503
Wisconsin Energy Corp.	2,190	74,460
Xcel Energy, Inc.	6,470	172,102
		2,686,131
MULTILINE RETAIL (1.0%)
Big Lots, Inc.(a)	530	20,930
Family Dollar Stores, Inc.	5,950	332,010
J.C. Penney Co., Inc.	8,300	344,865
Kohl's Corp.	2,320	106,697
Macy's, Inc.	3,772	127,079
Nordstrom, Inc.	1,570	77,526
Sears Holdings Corp.(a)	9,160	386,094
Target Corp.	6,050	307,400
		1,702,601
OFFICE ELECTRONICS (0.2%)
Xerox Corp.	45,105	349,564
OIL, GAS & CONSUMABLE FUELS (8.5%)
Alpha Natural Resources, Inc.(a)	7,630	153,516
Anadarko Petroleum Corp.	4,150	334,988
Apache Corp.	3,120	308,506
Cabot Oil & Gas Corp., Class A	4,580	146,102
Chesapeake Energy Corp.	5,780	122,131
Chevron Corp.	16,669	1,718,241
ConocoPhillips	14,589	995,116
CONSOL Energy, Inc.	1,890	67,549
Denbury Resources, Inc.(a)	3,380	63,747
Devon Energy Corp.	3,490	222,697
El Paso Corp.	6,790	182,447
EOG Resources, Inc.	4,180	443,665
EQT Corp.	1,220	61,634
Exxon Mobil Corp.	40,400	3,383,096
Hess Corp.	6,770	381,151
Marathon Oil Corp.	25,500	800,445
Marathon Petroleum Corp.	15,010	573,682
Murphy Oil Corp.	6,200	369,520
Newfield Exploration Co.(a)	1,030	38,944
Noble Corp.	2,180	75,951
Noble Energy, Inc.	1,350	135,904
Occidental Petroleum Corp.	6,762	674,645
Peabody Energy Corp.	8,410	286,697
Pioneer Natural Resources Co.	2,580	256,194
QEP Resources, Inc.	1,410	40,382
Range Resources Corp.	1,190	68,449
Southwestern Energy Co.(a)	10,170	316,694
Sunoco, Inc.	11,140	427,330
Tesoro Corp.(a)	19,260	482,078
Valero Energy Corp.	31,060	745,129
Williams Cos., Inc.	5,500	158,510
WPX Energy, Inc.(a)	1,833	30,208
		14,065,348

See notes to Schedules of Portfolio Investments.

STEWARD FUNDS

SCHEDULE OF PORTFOLIO INVESTMENTS - January 31, 2012 (Unaudited)

Steward Large Cap Enhanced Index Fund

	Shares	Value
PAPER & FOREST PRODUCTS (0.4%)
International Paper Co.	9,700	$302,058
MeadWestvaco Corp.	2,280	67,123
Weyerhaeuser Co.	10,731	214,835
		584,016
PERSONAL PRODUCTS (0.2%)
Avon Products, Inc.	5,290	94,003
The Estee Lauder Cos., Inc., Class A	4,900	283,857
		377,860
PHARMACEUTICALS (2.1%)
Abbott Laboratories	20,890	1,131,193
Allergan, Inc.	6,050	531,855
Eli Lilly & Co.	13,050	518,607
Forest Laboratories, Inc.(a)	4,720	150,002
Mylan Laboratories, Inc.(a)	22,630	469,573
Perrigo Co.	4,540	434,024
Watson Pharmaceuticals, Inc.(a)	5,190	304,290
		3,539,544
REAL ESTATE INVESTMENT TRUST (1.6%)
American Tower Corp.	8,910	565,874
Apartment Investment & Management Co., Class A	1,349	33,131
AvalonBay Communities, Inc.	721	98,063
Boston Properties, Inc.	1,330	138,386
CBRE Group, Inc.(a)	2,700	52,110
Equity Residential	2,890	172,099
HCP, Inc.	3,740	157,192
Health Care REIT, Inc.	1,850	105,839
Host Hotels & Resorts, Inc.	6,283	103,167
Kimco Realty Corp.	4,510	82,308
Plum Creek Timber Co., Inc.	1,510	58,558
Prologis, Inc.	3,572	113,268
Public Storage, Inc.	1,167	162,050
Simon Property Group, Inc.	2,515	341,688
Ventas, Inc.	5,280	307,877
Vornado Realty Trust	1,765	142,753
		2,634,363
ROAD & RAIL (0.8%)
CSX Corp.	9,770	220,314
Norfolk Southern Corp.	3,120	225,264
Ryder System, Inc.	2,780	156,458
Union Pacific Corp.	5,860	669,857
		1,271,893
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (2.6%)
Advanced Micro Devices, Inc.(a)	6,980	46,836
Altera Corp.	10,550	419,784
Analog Devices, Inc.	2,830	110,738
Applied Materials, Inc.	12,470	153,132
Broadcom Corp., Class A	12,080	414,827
Intel Corp.	44,150	1,166,443
KLA-Tencor Corp.	7,090	362,512
Linear Technology Corp.	2,470	82,300
LSI Logic Corp.(a)	6,630	50,189
Microchip Technology, Inc.	8,260	304,877
Micron Technology, Inc.(a)	57,150	433,768
Novellus Systems, Inc.(a)	510	24,047
NVIDIA Corp.(a)	4,905	72,447
Teradyne, Inc.(a)	1,870	30,575
Texas Instruments, Inc.	10,230	331,247
Xilinx, Inc.	7,230	259,195
		4,262,917
SOFTWARE (2.9%)
Adobe Systems, Inc.(a)	4,754	147,136
Autodesk, Inc.(a)	2,180	78,480
BMC Software, Inc.(a)	1,840	66,682
CA, Inc.	4,380	112,916
Citrix Systems, Inc.(a)	4,970	324,094
Intuit, Inc.	7,700	434,588
Microsoft Corp.	65,110	1,922,698
Oracle Corp.	41,301	1,164,688
Red Hat, Inc.(a)	8,880	411,766
Symantec Corp.(a)	8,122	139,617
		4,802,665
SPECIALTY RETAIL (3.2%)
Abercrombie & Fitch Co., Class A	730	33,536
AutoNation, Inc.(a)	3,630	129,809
AutoZone, Inc.(a)	1,325	460,941
Bed Bath & Beyond, Inc.(a)	5,960	361,772
Best Buy Co., Inc.	18,150	434,692
CarMax, Inc.(a)	1,970	59,947
Dollar Tree, Inc.(a)	5,370	455,430
GameStop Corp., Class A(a)	17,602	411,183
Gap, Inc.	3,920	74,402
Home Depot, Inc.	13,620	604,592
Limited Brands	2,440	102,138
Lowe's Cos., Inc.	10,990	294,862
Ross Stores, Inc.	9,900	503,118
Staples, Inc.	22,835	334,076
The Sherwin-Williams Co.	2,820	275,035
Tiffany & Co.	3,340	213,092
TJX Cos., Inc.	7,640	520,589
Urban Outfitters, Inc.(a)	1,070	28,355
		5,297,569
TEXTILES APPAREL & LUXURY GOODS (1.0%)
Coach, Inc.	8,160	571,608
NIKE, Inc., Class B	4,920	511,631
Ralph Lauren Corp.	1,940	294,880
VF Corp.	1,680	220,903
		1,599,022
THRIFTS & MORTGAGE FINANCE (0.3%)
Hudson City Bancorp, Inc.	72,010	484,627
People's United Financial, Inc.	6,930	85,447
		570,074
TRADING COMPANIES & DISTRIBUTORS (0.3%)
Fastenal Co.	2,480	115,767
W.W. Grainger, Inc.	1,695	323,304
		439,071
WIRELESS TELECOMMUNICATION SERVICES (0.4%)
MetroPCS Communications, Inc.(a)	21,870	193,331
Motorola Mobility Holdings, Inc.(a)	2,267	87,574
Motorola Solutions, Inc.	2,591	120,248
Sprint Corp.(a)	126,662	268,524
		669,677
TOTAL COMMON STOCKS		165,043,611
PREFERRED STOCK (0.0%)

SPECIALTY RETAIL (0.0%)
Orchard Supply Hardware Stores Corp., Series A(a)	413	826
TOTAL PREFERRED STOCKS		826
MONEY MARKET FUND (0.2%)

See notes to Schedules of Portfolio Investments.

STEWARD FUNDS

SCHEDULE OF PORTFOLIO INVESTMENTS - January 31, 2012 (Unaudited)

Steward Large Cap Enhanced Index Fund

	Shares	Value
Fifth Third Institutional Government Money Market Fund, 0.01%(b)	372,342	$372,342
TOTAL MONEY MARKET FUND		372,342
TOTAL INVESTMENTS (COST $150,233,444) 100.0%		165,416,779
LIABILITIES IN EXCESS OF OTHER ASSETS 0.0%		(37,456)
NET ASSETS 100.0%		$165,379,323

(a)	Represents non-income producing security.
(b)	Variable rate security. Rate shown represents the rate as of January 31, 2012.
PLC -	Public Limited Co.
REIT -	Real Estate Investment Trust

See notes to Schedules of Portfolio Investments.

STEWARD FUNDS

SCHEDULE OF PORTFOLIO INVESTMENTS - January 31, 2012 (Unaudited)

Steward International Enhanced Index Fund

	Shares	Value
COMMON STOCKS (99.0%)

AEROSPACE & DEFENSE (0.1%)
Embraer SA, Sponsored ADR	3,130	$85,825
AIRLINES (0.4%)
Lan Airlines SA, Sponsored ADR	5,380	135,038
Ryanair Holdings PLC, Sponsored ADR(a)	7,250	243,165
		378,203
AUTO COMPONENTS (0.1%)
Magna International, Inc., Class A	2,650	109,551
AUTOMOBILES (2.5%)
Honda Motor Co., Ltd., Sponsored ADR	22,870	778,723
Tata Motors Ltd., Sponsored ADR	4,670	112,454
Toyota Motor Corp., Sponsored ADR	20,070	1,474,744
		2,365,921
CAPITAL MARKETS (1.8%)
Credit Suisse Group, Sponsored ADR	13,480	351,019
Deutsche Bank AG, Registered Shares	12,130	517,830
Nomura Holdings, Inc., Sponsored ADR	46,630	170,199
UBS AG, Registered Shares(a)	50,823	690,685
		1,729,733
CHEMICALS (1.6%)
Agrium, Inc.	2,560	205,465
Potash Corp. of Saskatchewan, Inc.	12,015	561,581
Sociedad Quimica y Minera de Chile SA, Sponsored ADR	3,820	224,387
Syngenta AG, Sponsored ADR	8,350	506,845
		1,498,278
COMMERCIAL BANKS (17.0%)
Banco Bilbao Vizcaya Argentaria SA, Sponsored ADR	58,880	515,789
Banco Bradesco SA, Sponsored ADR	63,380	1,133,234
Banco de Chile, Sponsored ADR	2,364	212,500
Banco Santander Central Hispano SA, Sponsored ADR	110,390	869,873
Banco Santander Chile SA, Sponsored ADR	1,460	118,990
Bank of Montreal	12,170	707,320
Bank of Nova Scotia	18,820	965,842
Barclays PLC, Sponsored ADR	38,730	524,017
Canadian Imperial Bank of Commerce	8,290	630,620
Credicorp Ltd.	1,220	138,665
HDFC Bank Ltd., Sponsored ADR	11,850	367,706
HSBC Holdings PLC, Sponsored ADR	51,030	2,134,585
ICICI Bank Ltd., Sponsored ADR	8,000	289,680
Itau Unibanco Banco Multiplo SA, Sponsored ADR	74,327	1,483,567
Lloyds TSB Group PLC, Sponsored ADR(a)	136,245	260,228
Mitsubishi UFJ Financial Group, Inc., Sponsored ADR	197,670	907,305
Mizuho Financial Group, Inc., Sponsored ADR	147,470	442,410
National Bank of Greece SA(a)	5,901	21,539
Royal Bank of Canada	23,240	1,217,079
Royal Bank of Scotland Group PLC, Sponsored ADR(a)	9,138	76,942
Shinhan Financial Group Co., Ltd., Sponsored ADR(a)	7,950	629,322
The Toronto - Dominion Bank	15,190	1,171,453
Westpac Banking Corp., Sponsored ADR	9,480	1,064,699
		15,883,365
COMMUNICATIONS EQUIPMENT (0.9%)
Alcatel-Lucent, Sponsored ADR(a)	26,530	46,162
Nokia Oyj, Sponsored ADR	50,720	255,629
Research In Motion Ltd.(a)	5,460	90,800
Telefonektiebolaget LM Ericsson, Sponsored ADR	44,920	416,408
		808,999
CONSTRUCTION MATERIALS (0.3%)
Cemex SA de CV, Sponsored ADR(a)	21,989	149,745
CRH PLC, Sponsored ADR	9,130	181,961
		331,706
CONSUMER FINANCE (0.2%)
Orix Corp., Sponsored ADR	3,060	145,993
DIVERSIFIED CONSUMER SERVICES (0.9%)
Baidu, Inc., Sponsored ADR(a)	2,810	358,331
Reed Elsevier NV, Sponsored ADR	8,793	209,801
Reed Elsevier PLC, Sponsored ADR	8,157	270,242
		838,374
DIVERSIFIED FINANCIAL SERVICES (1.7%)
Bancolombia SA, Sponsored ADR	1,940	120,299
ING Groep NV, Sponsored ADR(a)	48,550	442,291
KB Financial Group, Inc., Sponsored ADR(a)	12,770	483,983
Sumitomo Mitsui Financial Group, Inc., Sponsored ADR	89,000	565,150
		1,611,723
DIVERSIFIED TELECOMMUNICATION SERVICES (5.4%)
BCE, Inc.	18,165	741,132
BT Group PLC, Sponsored ADR	14,220	459,591
China Unicom Ltd., Sponsored ADR	11,645	215,083
France Telecom SA, Sponsored ADR	31,740	478,639
Nippon Telegraph & Telephone Corp., Sponsored ADR	31,770	795,203
Portugal Telecom SGPS SA, Sponsored ADR	15,030	75,751
PT Telekomunikasi Indonesia, Sponsored ADR	8,320	255,008
Tele Norte Leste Participacoes SA, Sponsored ADR	4,160	39,063
Telecom Italia S.p.A., Sponsored ADR	13,160	134,495
Telefonica Brasil SA, Sponsored ADR	10,711	298,194
Telefonica SA, Sponsored ADR	61,760	1,075,859
Telus Corp.	8,330	446,655
		5,014,673
ELECTRIC UTILITIES (1.3%)
Centrais Electricas Brasileiras SA, Sponsored ADR	9,630	98,322
Companhia Energetica de Minas Gerais, Sponsored ADR	18,827	381,059
CPFL Energia SA, Sponsored ADR	8,160	241,944
Enersis SA, Sponsored ADR	14,730	269,706
Korea Electric Power Corp., Sponsored ADR(a)	19,670	242,531
		1,233,562
ELECTRICAL EQUIPMENT (0.9%)
ABB Ltd., Sponsored ADR	31,130	648,438
NIDEC Corp., Sponsored ADR	7,140	170,931
		819,369

See notes to Schedules of Portfolio Investments.

STEWARD FUNDS

SCHEDULE OF PORTFOLIO INVESTMENTS - January 31, 2012 (Unaudited)

Steward International Enhanced Index Fund

	Shares	Value
ELECTRONIC EQUIPMENT & INSTRUMENTS (1.0%)
Hitachi Ltd., Sponsored ADR	7,330	$406,302
Kyocera Corp., Sponsored ADR	3,260	277,752
Panasonic Corp., Sponsored ADR	28,460	230,241
		914,295
ENERGY EQUIPMENT & SERVICES (0.1%)
Tenaris SA, Sponsored ADR	2,940	115,424
FOOD & STAPLES RETAILING (0.6%)
Delhaize Group, Sponsored ADR	4,020	219,934
Tim Hortons, Inc.	7,470	363,864
		583,798
FOOD PRODUCTS (2.7%)
BRF-Brasil Foods SA, Sponsored ADR	25,230	505,357
Unilever NV, NY Shares	32,670	1,089,544
Unilever PLC, Sponsored ADR	27,504	890,855
		2,485,756
HEALTH CARE EQUIPMENT & SUPPLIES (0.7%)
Qiagen NV(a)	13,130	212,444
Smith & Nephew PLC, Sponsored ADR	9,160	445,359
		657,803
HEALTH CARE PROVIDERS & SERVICES (1.1%)
Fresenius Medical Care AG & Co., Sponsored ADR	6,550	468,325
Shire PLC, Sponsored ADR	5,470	544,374
		1,012,699
HOTELS, RESTAURANTS & LEISURE (0.1%)
InterContinental Hotels Group PLC, Sponsored ADR	4,780	97,703
HOUSEHOLD DURABLES (0.4%)
Koninklijke Royal Philips Electronics NV, NY Shares	16,950	343,407
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS (0.6%)
Companhia Paranaense de Energia-Copel, Sponsored ADR	6,410	146,725
Empresa Nacional de Electricidad SA, Sponsored ADR	8,980	421,072
		567,797
INDUSTRIAL CONGLOMERATES (1.2%)
Siemens AG, Sponsored ADR	12,180	1,148,452
INSURANCE (2.2%)
Aegon NV, NY Shares(a)	13,680	66,485
Aviva PLC, Sponsored ADR	19,800	218,196
China Life Insurance Co., Ltd., Sponsored ADR	18,000	790,920
Manulife Financial Corp.	24,500	287,140
Prudential PLC, Sponsored ADR	18,910	419,613
Sun Life Financial, Inc.	11,750	235,235
		2,017,589
MACHINERY (0.2%)
Kubota Corp., Sponsored ADR	3,460	156,219
MARINE (0.1%)
Carnival PLC, Sponsored ADR	3,820	114,753
MEDIA (1.4%)
Grupo Televisa SA, Sponsored ADR	18,510	365,017
Pearson PLC, Sponsored ADR	14,670	272,275
Shaw Communications, Inc., Class B	9,230	183,031
Thomson Reuters Corp.	9,168	252,029
WPP PLC, Sponsored ADR	4,860	284,893
		1,357,245
METALS & MINING (12.8%)
Agnico-Eagle Mines Ltd.	2,510	93,874
Alumina Ltd., Sponsored ADR	2,600	14,144
AngloGold Ashanti Ltd., Sponsored ADR	9,750	446,550
ArcelorMittal, NY Shares	11,370	233,312
Barrick Gold Corp.	16,740	824,613
BHP Billiton Ltd., Sponsored ADR	22,100	1,755,624
BHP Billiton PLC, Sponsored ADR	14,650	986,385
Cameco Corp.	5,200	121,004
Companhia Siderurgica Nacional SA, Sponsored ADR	20,500	210,535
Compania de Minas Buenaventura SA, Sponsored ADR	7,020	301,158
Eldorado Gold Corp.	9,050	136,746
Gerdau SA, Sponsored ADR	22,660	215,270
Gold Fields Ltd., Sponsored ADR	17,920	294,426
Goldcorp, Inc.	13,347	645,861
Harmony Gold Mining Co., Ltd., Sponsored ADR	1,820	21,949
IAMGOLD Corp.	6,470	108,308
Kinross Gold Corp.	16,860	190,349
POSCO, Sponsored ADR	9,460	868,050
Randgold Resources Ltd., Sponsored ADR	2,520	288,313
Rio Tinto PLC, Sponsored ADR	19,832	1,199,043
Silver Wheaton Corp.	4,820	171,640
Southern Copper Corp.	1,660	57,585
Teck Resources Ltd.	5,623	237,965
Vale SA, Sponsored ADR	69,270	1,677,027
Vale SA, Sponsored Preferred ADR	25,070	634,271
Yamana Gold, Inc.	12,420	214,493
Yanzhou Coal Mining Co., Ltd., Sponsored ADR	2,790	66,374
		12,014,869
MULTI-UTILITIES(1.5%)
National Grid PLC, Sponsored ADR	18,720	933,941
Transalta Corp.	16,880	343,001
Veoilia Environnement, Sponsored ADR	7,710	87,894
		1,364,836
OFFICE ELECTRONICS (1.0%)
CANON, Inc., Sponsored ADR	21,540	922,989
OIL, GAS & CONSUMABLE FUELS (21.1%)
BP PLC, Sponsored ADR	45,270	2,078,346
Canadian Natural Resources Ltd.	14,470	573,157
Cenovus Energy, Inc.	10,640	387,722
China Petroleum & Chemical Corp., ADR	6,200	744,930
CNOOC Ltd., Sponsored ADR	5,307	1,079,444
Ecopetrol SA, Sponsored ADR	8,400	428,988
Enbridge, Inc.	18,400	691,104
EnCana Corp.	9,950	190,343
Enerplus Corp.	2,990	71,222
ENI S.p.A., Sponsored ADR	22,180	987,010
Imperial Oil Ltd.	5,160	245,822
Nexen, Inc.	5,630	100,890
Penn West Petroleum Ltd.	5,740	124,902
PetroChina Co., Ltd., Sponsored ADR	7,535	1,096,342
Petroleo Brasileiro SA, Class A, Sponsored ADR	34,910	1,066,500
Petroleo Brasileiro SA, Sponsored ADR	67,960	1,898,123
Royal Dutch Shell PLC, Class B, Sponsored ADR	22,400	1,642,816
Royal Dutch Shell PLC, Sponsored ADR	24,160	1,724,058

See notes to Schedules of Portfolio Investments.

STEWARD FUNDS

SCHEDULE OF PORTFOLIO INVESTMENTS - January 31, 2012 (Unaudited)

Steward International Enhanced Index Fund

	Shares	Value
Sasol Ltd., Sponsored ADR	11,040	$566,794
Statoil ASA, Sponsored ADR	15,637	394,991
Suncor Energy, Inc.	21,408	738,576
Talisman Energy, Inc.	12,700	151,384
Total SA, Sponsored ADR	34,700	1,838,059
TransCanada Corp.	18,310	751,625
Ultrapar Participacoes SA, Sponsored ADR	9,720	193,428
		19,766,576
PHARMACEUTICALS (0.6%)
Elan Corp. PLC, Sponsored ADR(a)	14,570	198,298
Valeant Pharmaceuticals International, Inc.(a)	7,390	358,341
		556,639
REAL ESTATE MANAGEMENT AND DEVELOPMENT (0.3%)
Brookfield Asset Management, Inc., Class A	8,992	273,986
ROAD & RAIL (0.9%)
Canadian National Railway Co.	8,390	632,774
Canadian Pacific Railway Ltd.	2,840	202,549
		835,323
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (3.2%)
ADVANTEST Corp., Sponsored ADR	1,225	14,026
ARM Holdings PLC, Sponsored ADR	6,650	192,052
ASML Holding NV, NY Shares	7,005	301,145
STMicroelectronics NV, NY Shares	6,060	40,481
Taiwan Semiconductor Manufacturing Co., Ltd., Sponsored ADR	171,448	2,413,988
United Microelectronics Corp., Sponsored ADR	22,009	59,644
		3,021,336
SOFTWARE (1.6%)
Infosys Technologies Ltd., Sponsored ADR	11,110	610,939
SAP AG, Sponsored ADR	14,720	890,265
		1,501,204
TEXTILES APPAREL & LUXURY GOODS (0.2%)
Gildan Activewear, Inc.	1,740	37,827
Luxottica Group S.p.A., Sponsored ADR	4,140	136,289
		174,116
WIRELESS TELECOMMUNICATION SERVICES (8.3%)
America Movil SA, Sponsored ADR, Series L	75,980	1,763,496
China Mobile Ltd., Sponsored ADR	40,010	2,043,711
China Telecom Corp. Ltd., Sponsored ADR	4,430	248,479
Chunghwa Telecom Co., Ltd., Sponsored ADR	20,815	674,614
Mobile TeleSystems, Sponsored ADR	9,375	157,125
NTT DoCoMo, Inc., Sponsored ADR	30,350	539,623
Rogers Communications, Inc., Class B	9,630	370,273
Vodafone Group PLC, Sponsored ADR	73,863	2,000,949
		7,798,270
TOTAL COMMON STOCKS		92,658,359
MONEY MARKET FUND (0.7%)

Fifth Third Institutional Government Money Market Fund, 0.01%(b)	622,863	622,863
TOTAL MONEY MARKET FUND		622,863
TOTAL INVESTMENTS (COST $98,032,604) 99.7%		93,281,222
OTHER ASSETS IN EXCESS OF LIABILITIES 0.3%		261,444
NET ASSETS 100.0%		$93,542,666

(a)	Represents non-income producing security.
(b)	Variable rate security. Rate shown represents the rate as of January 31, 2012.
ADR -	American Depositary Receipt
PLC -	Public Limited Co.

See notes to Schedules of Portfolio Investments.

STEWARD FUNDS

SCHEDULE OF PORTFOLIO INVESTMENTS - January 31, 2012 (Unaudited)

Steward Select Bond Fund

	Principal
	Amount	Value
CORPORATE BONDS (41.8%)

BROKERAGE SERVICES (0.5%)
Jeffries Group, Inc., 7.75%, 3/15/12	$715,000	$718,575
CAPITAL MARKETS (3.2%)
Bear Stearns Cos. LLC, 6.40%, 10/2/17	1,500,000	1,704,246
Goldman Sachs Group, Inc., 3.63%, 2/7/16	1,500,000	1,494,121
UBS AG Stamford Connecticut, 5.88%, 7/15/16	1,000,000	1,058,541
		4,256,908
CHEMICALS (1.8%)
Cabot Corp., 5.00%, 10/1/16	1,000,000	1,104,171
Eastman Chemical Co., 5.50%, 11/15/19	1,200,000	1,344,505
		2,448,676
COMMERCIAL BANKS (7.9%)
Bank of New York Mellon, 4.30%, 5/15/14	1,000,000	1,075,946
Bank One Corp., 5.25%, 1/30/13	500,000	522,022
BB&T Corp., 3.95%, 4/29/16	1,500,000	1,639,302
Credit Suisse Group AG, 5.40%, 1/14/20	1,400,000	1,415,813
HSBC Bank USA NA, 4.88%, 8/24/20	2,000,000	1,983,526
Manufacturers & Traders Trust Co., 5.63%, 12/1/21, (Callable 12/1/16 @ 100) (a)	1,150,000	1,115,500
National City Corp., 4.90%, 1/15/15	1,000,000	1,095,074
Wachovia Corp., 5.75%, 6/15/17	1,000,000	1,149,182
Wells Fargo & Co., 4.95%, 10/16/13	500,000	527,589
		10,523,954
COMPUTERS & PERIPHERALS (1.9%)
Cisco Systems, Inc., 4.45%, 1/15/20	500,000	579,109
Dell, Inc., 4.70%, 4/15/13	900,000	939,953
Hewlett-Packard Co., 4.50%, 3/1/13	1,000,000	1,032,828
		2,551,890
CONSUMER STAPLES (0.8%)
Avon Products, Inc., 5.75%, 3/1/18	1,000,000	1,110,002
DIVERSIFIED CONSUMER SERVICES (0.3%)
Rensselaer Polytechnic Institute, 5.60%, 9/1/20	400,000	448,848
DIVERSIFIED FINANCIAL SERVICES (2.5%)
Charles Schwab Corp., 4.45%, 7/22/20	1,250,000	1,355,065
Citigroup, Inc., 4.88%, 5/7/15	500,000	508,964
Morgan Stanley, 5.75%, 1/25/21	1,500,000	1,498,518
		3,362,547
ELECTRIC UTILITIES (2.2%)
Duke Energy Ohio, Inc., 5.45%, 4/1/19	1,154,000	1,379,747
Entergy Gulf States Louisiana, LLC, 3.95%, 10/1/20	1,500,000	1,578,195
		2,957,942
ELECTRONIC EQUIPMENT & INSTRUMENTS (2.0%)
Eaton Corp., 4.90%, 5/15/13	500,000	525,330
Kansas City Power & Light Co., 7.15%, 4/1/19	775,000	980,605
Philips Electronics NV, 5.75%, 3/11/18	1,000,000	1,165,632
		2,671,567
FINANCIAL SERVICES (1.4%)
BlackRock, Inc., 6.25%, 9/15/17	733,000	872,330
Boeing Capital Corp., 5.80%, 1/15/13	500,000	525,713
SLM Corp., 5.00%, 6/15/18, (Callable 6/15/12 @ 100)	500,000	468,290
		1,866,333
FOOD PRODUCTS (3.8%)
Campbell Soup Co., 4.50%, 2/15/19	1,500,000	1,707,520
Kellogg Co., 4.45%, 5/30/16	1,500,000	1,673,864
The Hershey Co., 4.13%, 12/1/20	1,500,000	1,685,146
		5,066,530
INSURANCE (5.1%)
ACE INA Holdings, Inc., 2.60%, 11/23/15	1,485,000	1,534,142
Allstate Corp., 5.00%, 8/15/14	500,000	545,050
GE Global Insurance Holding Corp., 6.45%, 3/1/19	1,000,000	1,116,778
Jefferson Pilot Corp., 4.75%, 1/30/14	900,000	940,194
Principal Life, Income Funding Trusts, 5.30%, 4/24/13	1,500,000	1,578,330
Prudential Financial, Inc., 4.75%, 6/13/15	1,000,000	1,069,805
		6,784,299
MORTGAGE BACKED SECURITIES - FINANCIAL SERVICES (0.9%)
Opteum Mortgate Acceptance Corp., 5.85%, 12/25/35 (a)	1,000,000	835,067
Wells Fargo Mortgage Backed Securities, 4.41%, 10/25/33 (a)	374,033	374,401
		1,209,468
MORTGAGE BACKED SECURITIES - RELIGIOUS ORGANIZATIONS (0.8%)(b)(c)
Abyssinia Missionary Baptist Church Ministries, Inc., 6.80%, 3/15/12, (Callable 3/15/12 @ 100)	57,000	56,265
Abyssinia Missionary Baptist Church Ministries, Inc., 6.90%, 9/15/12, (Callable 3/15/12 @ 100)	89,000	88,563
Abyssinia Missionary Baptist Church Ministries, Inc., 7.30%, 9/15/14, (Callable 3/15/12 @ 100)	73,000	72,993
Abyssinia Missionary Baptist Church Ministries, Inc., 7.40%, 3/15/15, (Callable 3/15/12 @ 100)	106,000	105,847
Abyssinia Missionary Baptist Church Ministries, Inc., 7.50%, 9/15/15, (Callable 3/15/12 @ 100)	63,000	62,994
Abyssinia Missionary Baptist Church Ministries, Inc., 7.50%, 3/15/16, (Callable 3/15/12 @ 100)	90,000	89,674
Abyssinia Missionary Baptist Church Ministries, Inc., 7.50%, 9/15/16, (Callable 3/15/12 @ 100)	63,000	62,742
Bethel Baptist Institutional Church, Inc., 7.60%, 1/21/15, (Callable 4/21/12 @ 100) (d)	152,000	67,487
Bethel Baptist Institutional Church, Inc., 7.70%, 7/21/15, (Callable 4/21/12 @ 100) (d)	101,000	44,638
Bethel Baptist Institutional Church, Inc., 7.80%, 7/21/16, (Callable 4/21/12 @ 100) (d)	203,000	89,786
Bethel Baptist Institutional Church, Inc., 7.80%, 1/21/17, (Callable 4/21/12 @ 100) (d)	212,000	93,863

See notes to Schedules of Portfolio Investments.

STEWARD FUNDS

SCHEDULE OF PORTFOLIO INVESTMENTS - January 31, 2012 (Unaudited)

Steward Select Bond Fund

	Principal
	Amount	Value
MORTGAGE BACKED SECURITIES - RELIGIOUS ORGANIZATIONS(b)(c) (continued)
Bethel Baptist Institutional Church, Inc., 7.80%, 7/21/17, (Callable 4/21/12 @ 100) (d)	$46,000	$20,424
Bethel Baptist Institutional Church, Inc., 7.80%, 7/21/20, (Callable 4/21/12 @ 100) (d)	86,000	38,114
Metropolitan Baptist Church, 7.90%, 7/12/13, (Callable 4/12/12 @ 100) (d)	29,000	5,072
Metropolitan Baptist Church, 8.00%, 1/12/14, (Callable 4/12/12 @ 100) (d)	71,000	12,420
Metropolitan Baptist Church, 8.10%, 7/12/14, (Callable 4/12/12 @ 100) (d)	74,000	12,945
Metropolitan Baptist Church, 8.40%, 7/12/16, (Callable 4/12/12 @ 100) (d)	87,000	15,157
Metropolitan Baptist Church, 8.40%, 1/12/17, (Callable 4/12/12 @ 100) (d)	90,000	15,696
Metropolitan Baptist Church, 8.40%, 7/12/18, (Callable 4/12/12 @ 100) (d)	23,000	4,002
Metropolitan Baptist Church, 8.40%, 7/12/20, (Callable 4/12/12 @ 100) (d)	121,000	20,976
New Life Anointed Ministries International, Inc., 7.40%, 12/21/17 (d)	44,000	443
New Life Anointed Ministries International, Inc., 7.80%, 12/21/17, (Callable 3/21/12 @ 100) (d)	111,000	1,115
New Life Anointed Ministries International, Inc., 7.80%, 6/21/18, (Callable 3/21/12 @ 100) (d)	147,000	1,478
New Life Anointed Ministries International, Inc., 7.80%, 12/21/18, (Callable 3/21/12 @ 100) (d)	152,000	1,535
New Life Anointed Ministries International, Inc., 7.80%, 6/21/19, (Callable 3/21/12 @ 100) (d)	158,000	1,594
New Life Anointed Ministries International, Inc., 7.80%, 12/21/19, (Callable 3/21/12 @ 100) (d)	165,000	1,652
		987,475
OIL & GAS - INTEGRATED (2.0%)
ConocoPhillips, 4.60%, 1/15/15	500,000	556,866
Nabors Industries, Inc., 6.15%, 2/15/18	1,250,000	1,409,115
Phillips Petroleum Co., 6.65%, 7/15/18	500,000	625,425
		2,591,406
ROAD & RAIL (0.6%)
Ryder System, Inc., 3.50%, 6/1/17	750,000	779,153
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (2.4%)
Applied Materials, Inc., 2.65%, 6/15/16	1,000,000	1,043,631
Applied Materials, Inc., 7.13%, 10/15/17	500,000	608,433
Texas Instruments, Inc., 2.38%, 5/16/16	1,500,000	1,572,699
		3,224,763
UTILITIES-TELECOMMUNICATIONS(1.7%)
AT&T, Inc., 5.63%, 6/15/16	1,500,000	1,739,118
Verizon New England, Inc., 4.75%, 10/1/13	500,000	527,238
		2,266,356
TOTAL CORPORATE BONDS		55,826,692
U.S. GOVERNMENT AGENCIES (13.7%)

Federal Farm Credit Bank
2.63%, 4/17/14	2,000,000	2,099,174
4.70%, 1/17/18, (Callable 1/17/13 @ 100)	2,000,000	2,075,824
		4,174,998
Federal Home Loan Bank
1.63%, 6/14/13	2,000,000	2,036,372
3.50%, 7/29/21	2,000,000	2,221,134
4.75%, 6/8/18	2,000,000	2,388,836
		6,646,342
Federal National Mortgage Assoc
1.63%, 10/26/15	2,000,000	2,070,444
2.38%, 4/11/16	2,000,000	2,128,980
4.25%, 2/25/13	1,000,000	1,042,976
5.24%, 8/7/18, (Callable 8/7/13 @ 100)	2,020,000	2,158,784
		7,401,184
TOTAL U.S. GOVERNMENT AGENCIES		18,222,524
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED OBLIGATIONS (31.5%)

Federal Home Loan Mortgage Corp.
2.30%(a), 1/1/35	462,896	486,534
4.00%, 12/15/25	2,500,000	2,732,395
5.00%, 7/15/19	558,609	593,768
5.00%, 11/1/37	550,019	588,080
5.50%, 3/1/23	462,329	505,375
5.50%, 4/1/30	566,531	618,658
5.65%(a), 5/1/36	612,415	661,802
6.00%, 9/1/34	563,562	623,694
6.00%, 8/1/36	73,277	80,717
6.00%, 3/1/38	441,190	484,817
6.01%(a), 10/1/37	494,480	527,888
		7,903,728
Federal National Mortgage Assoc
0.71%(a), 11/25/36	848,255	847,358
1.98%(a), 7/1/34	116,358	118,458
2.31%(a), 7/1/35	2,551,319	2,691,536
2.70%(a), 5/1/36	439,205	460,806
4.46%(a), 3/1/35	138,703	145,998
5.00%, 10/1/24	298,014	325,761
5.00%, 1/1/30	655,870	710,171
5.00%, 1/1/35	883,632	956,791
5.50%, 12/1/34	626,643	684,301
5.50%, 2/1/35	28,088	30,655
5.50%, 5/1/36	983,265	1,073,738
5.50%, 8/1/36	171,451	187,227
5.50%, 9/1/36	144,357	156,060
5.50%, 9/1/37	1,034,169	1,129,325
5.59%, 12/1/36	1,257,788	1,369,588
5.66%(a), 7/1/36	2,123,334	2,300,239
5.77%(a), 10/1/36	445,359	481,005
6.00%, 3/1/36	745,501	814,918
6.00%, 6/1/36	1,892,518	2,068,740
6.00%, 9/1/36	484,641	532,898
6.00%, 5/1/37	269,346	296,278
6.50%, 2/1/36	368,863	418,180
		17,800,031
Government National Mortgage Assoc
4.25%, 10/20/38	1,715,618	1,820,289
4.50%, 8/20/38	1,180,323	1,260,682
4.50%, 5/20/39	3,459,285	3,671,746
4.50%, 6/15/40	2,268,672	2,480,382
4.50%, 1/20/41	3,543,309	3,796,457

See notes to Schedules of Portfolio Investments.

STEWARD FUNDS

SCHEDULE OF PORTFOLIO INVESTMENTS - January 31, 2012 (Unaudited)

Steward Select Bond Fund

	Shares or
	Principal
	Amount	Value

5.00%, 5/20/40	$1,358,799	$1,468,828
5.50%, 12/20/38	355,485	387,309
5.50%(a), 1/20/39	403,437	430,307
6.00%, 1/15/26	1,178	1,321
6.00%, 12/15/28	1,098	1,248
6.00%, 3/15/29	1,152	1,309
6.00%, 11/15/31	1,676	1,901
6.00%, 6/15/37	242,368	273,785
6.00%, 10/15/37	297,592	336,190
6.59%, 10/20/38	310,802	347,881
		16,279,635
TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED OBLIGATIONS		41,983,394
U.S. TREASURY OBLIGATIONS (9.7%)

U.S. Treasury Notes
2.00%, 4/30/16	3,000,000	3,184,218
2.13%, 5/31/15	3,000,000	3,176,250
2.25%, 5/31/14	3,000,000	3,138,984
3.13%, 5/15/19	3,000,000	3,386,484
TOTAL U.S. TREASURY OBLIGATIONS		12,885,936
Fifth Third Institutional Government Money Market Fund, 0.01%(a)	3,592,589	3,592,589
TOTAL MONEY MARKET FUND		3,592,589
TOTAL INVESTMENTS (COST $128,251,998) 99.4%		132,511,135
OTHER ASSETS IN EXCESS OF LIABILITIES 0.6%		861,842
NET ASSETS 100.0%		$133,372,977

(a)	Variable rate security. Rate shown represents the rate as of January 31, 2012.
(b)	The Issuer has the right to redeem the Bonds, on any quarterly anniversary of the issue date, in whole or in part, without premium or penalty. The Issuer does not have the right to extend the terms of the offering. The Bonds are generally considered to be illiquid due to the limited, if any, secondary market for these bonds.
(c)	Security was valued in good faith under procedures established by the Board of Directors.
(d)	Represents non-income producing security; defaulted bond.
LLC	Limited Liability Co.

See notes to Schedules of Portfolio Investments.

STEWARD FUNDS

SCHEDULE OF PORTFOLIO INVESTMENTS - January 31, 2012 (Unaudited)

Steward Global Equity Income Fund

	Shares	Value
COMMON STOCKS (99.1%)

AEROSPACE & DEFENSE (3.6%)
Lockheed Martin Corp.	13,240	$1,089,917
Northrop Grumman Corp.	31,480	1,827,414
Raytheon Co.	29,240	1,403,227
		4,320,558
BEVERAGES (1.4%)
Coca-Cola Co.	24,700	1,667,991
CHEMICALS (1.7%)
Sensient Technologies Corp.	51,700	2,048,354
COMMERCIAL BANKS (8.8%)
Banco de Chile, Sponsored ADR	39,428	3,544,183
Bank of Nova Scotia	56,340	2,891,369
Cullen/Frost Bankers, Inc.	23,060	1,283,750
First Financial Bankshares, Inc.	31,205	1,063,467
Tompkins Financial Corp.	40,730	1,647,121
		10,429,890
COMMERCIAL SERVICES & SUPPLIES (0.9%)
Landauer, Inc.	19,650	1,116,513
DISTRIBUTORS (3.1%)
Genuine Parts Co.	57,830	3,688,397
DIVERSIFIED TELECOMMUNICATION SERVICES (1.2%)
AT&T, Inc.	50,710	1,491,381
ELECTRIC UTILITIES (3.4%)
Companhia Energetica de Minas Gerais, Sponsored ADR	93,690	1,896,286
Progress Energy, Inc.	39,620	2,152,554
		4,048,840
ELECTRICAL EQUIPMENT (2.5%)
Hubbell, Inc., Class B	40,660	2,925,894
FOOD & STAPLES RETAILING (2.6%)
Delhaize Group, Sponsored ADR	19,760	1,081,070
SYSCO Corp.	67,100	2,020,381
		3,101,451
FOOD PRODUCTS (5.9%)
Campbell Soup Co.	44,100	1,397,970
ConAgra Foods, Inc.	50,200	1,338,834
H.J. Heinz Co.	35,740	1,853,119
Unilever PLC, Sponsored ADR	74,380	2,409,168
		6,999,091
GAS UTILITIES (1.5%)
AGL Resources, Inc.	43,510	1,806,100
HEALTH CARE EQUIPMENT & SUPPLIES (4.1%)
Baxter International, Inc.	22,510	1,248,855
Medtronic, Inc.	58,950	2,273,702
STERIS Corp.	43,380	1,304,870
		4,827,427
HOTELS, RESTAURANTS & LEISURE (3.0%)
McDonald's Corp.	36,530	3,618,297
HOUSEHOLD DURABLES (1.2%)
Leggett & Platt, Inc.	64,950	1,393,827
HOUSEHOLD PRODUCTS (1.1%)
Kimberly-Clark Corp.	18,080	1,293,805
INDUSTRIAL CONGLOMERATES (1.0%)
Siemens AG, Sponsored ADR	13,170	1,241,799
INSURANCE (1.4%)
Prudential PLC, Sponsored ADR	73,380	1,628,302
IT SERVICES (5.2%)
Accenture PLC, Class A	41,040	2,353,234
Automatic Data Processing, Inc.	43,570	2,386,764
Broadridge Financial Solutions, Inc.	59,860	1,434,844
		6,174,842
LEISURE EQUIPMENT & PRODUCTS (2.8%)
Mattel, Inc.	105,920	3,283,520
MEDIA (3.0%)
Shaw Communications, Inc., Class B	99,350	1,970,110
WPP PLC, Sponsored ADR	28,340	1,661,291
		3,631,401
METALS & MINING (3.8%)
BHP Billiton Ltd., Sponsored ADR	15,320	1,217,021
Companhia Siderurgica Nacional SA, Sponsored ADR	317,250	3,258,157
		4,475,178
MULTI-UTILITIES(0.6%)
SCANA Corp.	16,060	719,970
OFFICE ELECTRONICS (1.9%)
CANON, Inc., Sponsored ADR	54,040	2,315,614
OIL, GAS & CONSUMABLE FUELS (12.3%)
Chevron Corp.	21,460	2,212,097
China Petroleum & Chemical Corp., ADR	29,920	3,594,888
CNOOC Ltd., Sponsored ADR	14,955	3,041,847
ConocoPhillips	19,480	1,328,731
Enbridge, Inc.	60,490	2,272,004
TransCanada Corp.	54,180	2,224,089
		14,673,656
PHARMACEUTICALS (3.7%)
Abbott Laboratories	46,350	2,509,852
Eli Lilly & Co.	47,870	1,902,354
		4,412,206
REAL ESTATE INVESTMENT TRUST (5.6%)
LTC Properties, Inc.	49,140	1,570,023
Public Storage, Inc.	17,150	2,381,449
Senior Housing Properties Trust	55,160	1,251,029
Urstadt Biddle Properties, Inc., Class A	71,790	1,404,212
		6,606,713
ROAD & RAIL (1.7%)
Canadian National Railway Co.	26,120	1,969,970
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (6.0%)
Intel Corp.	106,640	2,817,429
Linear Technology Corp.	33,970	1,131,880
United Microelectronics Corp., Sponsored ADR	1,175,640	3,185,985
		7,135,294
SOFTWARE (3.1%)
Blackbaud, Inc.	38,340	1,166,686
Microsoft Corp.	84,250	2,487,903
		3,654,589
THRIFTS & MORTGAGE FINANCE (1.0%)
First Niagara Financial Group, Inc.	120,370	1,151,941
TOTAL COMMON STOCKS		117,852,811
MONEY MARKET FUND (0.7%)

See notes to Schedules of Portfolio Investments.

STEWARD FUNDS

SCHEDULE OF PORTFOLIO INVESTMENTS - January 31, 2012 (Unaudited)

Steward Global Equity Income Fund

	Shares	Value
Fifth Third Institutional Government Money Market Fund, 0.01%(a)	884,105	$884,105
TOTAL MONEY MARKET FUND		884,105
TOTAL INVESTMENTS (COST $105,211,922) 99.8%		118,736,916
OTHER ASSETS IN EXCESS OF LIABILITIES 0.2%		200,331
NET ASSETS 100.0%		$118,937,247

(a)	Variable rate security. Rate shown represents the rate as of January 31, 2012.
ADR -	American Depositary Receipt
PLC -	Public Limited Co.

At January 31, 2012, the cost, gross unrealized appreciation and gross unrealized depreciation on securities, for federal income tax purposes, were as follows:

				Net Unrealized
		Tax Unrealized	Tax Unrealized	Appreciation/
Fund	Tax Cost	Appreciation	Depreciation	(Depreciation)

Steward Large Cap Enhanced Index Fund	151,988,136	24,455,988	(11,027,345)	13,428,643
Steward Select Bond Fund	128,361,793	6,197,785	(2,048,443)	4,149,342
Steward International Enhanced Index Fund	100,057,384	5,649,923	(12,426,085)	(6,776,162)
Steward Global Equity Income Fund	105,437,525	15,537,716	(2,238,322)	13,299,391

See notes to Schedules of Portfolio Investments.

Notes to Schedules of Portfolio Investments

Steward Funds, Inc.

January 31, 2012

(Unaudited)

1) Portfolio Valuation:

Steward Funds, Inc. (individually a “Fund” and, collectively, the “Funds”) consist of four Funds - Steward Large Cap Enhanced Index Fund, Steward Global Equity Income Fund, Steward International Enhanced Index Fund, and Steward Select Bond Fund. The Fund investments are recorded at fair value. In determining fair value, the Funds use various valuation approaches. Portfolio securities listed on a domestic or foreign exchange are valued at the last sale price on the day of valuation or, if there was no sale that day, at the mean between the last reported bid and asked prices as of the close of trading. Equity securities traded on NASDAQ use the official closing price, if available, and otherwise, use the last reported sale price, or the mean between the last reported bid and asked prices if there was no sale on that day. Equity securities that are traded in the over-the-counter market only, but that are not included on NASDAQ, are valued at the last sale price on the day of valuation. Debt securities, including corporate bonds and U.S. government agency, mortgage-backed, and treasury obligations, with a remaining maturity of sixty days or more are valued using market prices, if available, or a pricing service when such prices are believed to reflect fair market value. Debt securities with a remaining maturity of less than sixty days are valued at amortized cost, which approximates fair value. Money market funds are valued at net asset value per share. All other securities and securities with no readily determinable market values are valued at their fair value in accordance with policies and procedures adopted by the Board of Directors.

The Steward Select Bond Fund's investment in mortgage bonds of religious organizations (“church bonds”) are generally considered to be illiquid due to the limited, if any, secondary market for these bonds. In the absence of such secondary market, the Steward Select Bond Fund values investments in church bonds on the basis of readily available market quotations or, lacking such quotations, at fair value as determined under policies approved by and under the general oversight of the Board of Directors. In determining fair value, all relevant qualitative and quantitative factors available are considered. These factors are subject to change over time and are reviewed periodically. Capstone Asset Management Company’s (“CAMCO” or the “Advisor”) fair valuation process is reviewed and refined by the Adviser’s Internal Valuation Committee no less than monthly and is subject to quarterly review and approval from the Fund’s Board of Directors.

Fair value is generally determined using a matrix formula (Market Approach) that derives a price based on relevant factors, including principal amount, interest rate, term, credit quality and spreads determined under a church bond benchmark yield curve. The Adviser constructs and maintains a church bond benchmark yield curve based on new issue church bonds meeting the Fund’s investment requirements.  The Adviser obtains credit research and analysis from various industry sources, including the underwriters of a significant volume of church mortgage bonds from which the Fund has acquired the substantial majority of its investments in church bonds.

When a church bond becomes delinquent on interest, principal, sinking fund payments or when significant principal or balloon payments are due within the next 3 years, it is the judgment of the Adviser that the credit quality of the issuer may be impacted.  Pursuant to fair value procedures adopted by the Fund’s Board of Directors, the Adviser will determine an adjustment to the matrix price.   The relevant inputs that the Adviser may consider in establishing the fair value include, but would not be limited to:

-	the general conditions in the church bond market and the overall financial market
-	the transaction price of any recent sales or purchases of the security

-	the transaction price, maturity and yield-to-maturity of any other fixed income security of the issuer
-	the estimated value of the underlying collateral

-	the issuer’s payment history, including the consideration of default on interest payments and/or delinquency of sinking fund payments; as well as conditions for accrual of interest and consideration of the collectability of accrued interest

In addition, the fair value procedures also have specific provisions for treatment of defaulted church bonds.  When it becomes more than a remote possibility that foreclosure proceedings are probable, the Adviser will take an Income Approach to the valuation of the securities.  The relevant inputs that the Adviser may consider in using the Income Approach to determine a fair value include, but would not be limited to:

-	any current independent appraisal values
-	any current listing price of the underlying property

-	index adjusted appraisal values based on published real estate sources
-	estimated costs associated with the disposition of the property (7.00% - 8.00%)

-	risk adjusted discount rate (4.95% - 6.50%)
-	estimated time to sell in years (1 – 3 years)

-	probability of foreclosure

Because of the inherent uncertainty of valuations determined both by utilizing the matrix formula and by the Adviser, those estimated fair values may differ significantly from the values that another party might estimate or that would have been used had a ready market for the investments existed. The differences could be material.

(A) Accounting principles generally accepted in the United States of America establish a fair value hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available. Observable inputs are those that market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Funds. Unobservable inputs reflect the Funds’ assumptions about inputs market participants would use in pricing the asset or liability based on the best information available in the circumstances. The fair value hierarchy is categorized into three levels based on the inputs as follows:

Level 1 – quoted prices in active markets for identical securities.

Level 2 – other significant observable inputs other than Level 1 quoted prices (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds and credit risks).

Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments).

Pursuant to these valuation policies, equity securities are generally categorized as Level 1 securities in the fair value hierarchy (unless there is a fair valuation event, in which case affected securities are generally categorized as Level 2). Debt securities are generally categorized as Level 2 securities in the fair value hierarchy, except that U.S. Treasury debt securities may be categorized as Level 1 and church bonds are generally categorized as Level 3. Money market funds are generally categorized as Level 1 securities in the fair value hierarchy.

The following table presents information about the Funds’ assets measured at fair value as on January 31, 2012:

	Investments in Securities
Fund Name	LEVEL 1 — Quoted Prices	LEVEL 2 — Other Significant Observable Inputs	LEVEL 3 — Significant Unobservable Inputs	Total

Steward Large Cap Enhanced Index Fund
Security Type
Common Stocks*	$165,043,611	$-	$-	$165,043,611
Preferred Stock*	826	-	-	826
Money Market Fund	372,342	-	-	372,342
Total	165,416,779	-	-	165,416,779

Steward International Enhanced Index Fund
Security Type
Common Stocks*	92,658,359	-	-	92,658,359
Money Market Fund	622,863	-	-	622,863
Total	93,281,222	-	-	93,281,222

Steward Select Bond Fund
Security Type
Corporate Bonds:
Mortgage Backed Securities - Religious Organizations	-	-	987,475	987,475
All Other Corporate Bonds*	-	54,839,217	-	54,839,217
U.S. Government Agencies	-	18,222,524	-	18,222,524
U.S. Government Agency Mortgage-Backed Obligations	-	41,983,394	-	41,983,394
U.S. Treasury Obligations	12,885,936	-	-	12,885,936
Money Market Fund	3,592,589	-	-	3,592,589
Total	16,478,525	115,045,135	987,475	132,511,135

Steward Global Equity Income Fund
Security Type
Common Stocks*	117,852,811	-	-	117,852,811
Money Market Fund	884,105	-	-	884,105
Total	118,736,916	-	-	118,736,916

* Please refer to the Schedule of Portfolio Investments to view common stock, corporate bonds and preferred stocks segregated by industry type.

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

Steward Select Bond Fund
Investments in Corporate Bonds
Balance as of May 1, 2011	$1,996,400
Accrued Accretion / (Amortization)	-
Change in Unrealized Appreciation / Depreciation	(925,925)
Realized Gain / (Loss)	-
Net Purchase / (Sales) / (Maturities)	(83,000)
Transfers In / (Out) of Level 3	-
Balance as of January 31, 2012	$987,475

The Funds recognize significant transfers between fair value hierarchy levels at the reporting period end. There were no significant transfers between levels as of January 31, 2012 from the valuation input levels used on April 30, 2011.

(B) For additional information regarding the Fund's valuation of investments and other significant accounting policies, please refer to the most recent annual or semi-annual report.

2) Securities Transactions:

Portfolio security transactions are recorded on trade date.

3) Subsequent Events:

Management has evaluated events subsequent to January 31, 2012 and has concluded no such events require adjustment or disclosure as of January 31, 2012.

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	STEWARD FUNDS, INC.

By (Signature and Title)	/s/ Edward L. Jaroski

Edward L. Jaroski, President

Date	March 27, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Edward L. Jaroski
Edward L. Jaroski, President

Date	March 27, 2012

By (Signature and Title)	/s/ Carla Homer
Carla Homer, Treasurer

Date	March 27, 2012